LINES OF CREDIT AND FHLB ADVANCES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of maturities of advances from Federal Home Loan Bank

At December 31, the scheduled maturities of advances from the FHLB are as follows:

		Dollars in thousands
Maturity Date	Interest Rates	December 31, 2016	December 31, 2015
1/21/2016	0.54%	$—	$2,000
1/29/2016	0.38%	—	3,000
7/29/2016	0.87%	—	1,000
11/19/2016	0.49%	—	5,000
2/21/2017	0.63%	2,100	—
3/29/2018	1.88%	2,000	2,000
2/22/2019	1.17%	10,000	—
	Total	$14,100	$13,000